Cash and Cash Equivalent Balances (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents in domestic accounts	$ 307,578	$ 225,396
Cash and cash equivalents in foreign accounts	81,750	63,787
Cash and cash equivalents	$ 389,328	$ 289,183	$ 247,700